Private Placement (Details) - USD ($)				12 Months Ended
	Jan. 14, 2022	Jan. 14, 2022	Dec. 27, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Private Placement [Line Items]
Gross proceeds (in Dollars)					$ 45,540
Share of common stock				1
Right to receive				1
Aggregate purchase price (in Dollars)		$ 45,540
Rights [Member]
Private Placement [Line Items]
Share of common stock			1
Common Stock [Member]
Private Placement [Line Items]
Share of common stock			1			1
Private Placement [Member]
Private Placement [Line Items]
Sale of additional shares	4,554	4,554	347,500
Private placement transaction price per share (in Dollars per share)	$ 10	$ 10	$ 10
Gross proceeds (in Dollars)	$ 45,540	$ 45,540	$ 3,475,000
Aggregate purchase price (in Dollars)	$ 45,540